SUPPLEMENTARY CASH FLOW INFORMATION (Details) - Schedule of Change in Non-cash Operating Working Capital - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule of Change in Non-cash Operating Working Capital [Abstract]
Trade and other receivables	$ (2,101)	$ (470)
Inventories	753	(859)
Prepaids and deposits	(650)	(1,133)
Accounts payable and accrued liabilities	8,014	4,158
Deposits received	422	1,352
Due from a related party	(14)	27
Total changes in non-cash operating working capital	$ 6,424	$ 3,075